Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Segmented Information
Revenue percentage	93.00%	90.00%
Revenue from customer	$ 11.6	$ 8.5